Derivative Warrants	12 Months Ended
Dec. 31, 2021
Derivative Warrant Liabilities [Abstract]
Derivative Warrants
19.	Derivative warrants
	December 31, 2021	December 31, 2020
Balance, beginning of year	428	—
2021 Series A and B Warrants - fair value on issuance (A)	62,680	—
2021 Additional Series A and B Warrants - fair value on issuance (B)	38,576	—
New Warrants - fair value on issuance recognized in profit or loss (C)	106,531	—
Agent Warrants - fair value on issuance (D)	—	504
Secured Convertible Note Warrants - fair value on issuance (E)	—	6,683
Unsecured Convertible Notes Warrants - fair value on issuance (F)	—	3,961
2020 Series A and B Warrants - fair value on issuance (G)	—	11,784
Change in fair value recognized in profit or loss	(28,697)	12,995
Converted to common shares	(157,818)	(35,521)
Unrealized foreign exchange loss	—	22
Balance, end of year	21,700	428

The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The derivative warrants are classified as a liability due to the Company’s share price being denominated in USD, which creates variability as to the value in CAD when they are exercised. The derivative warrants are recorded as a current liability, however, the Company has no cash obligation nor is there any cash loss with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

(a)	2021 Series A and B Warrants

On February 2, 2021, the Company issued 100.0 million series A units (the “Series A Units”), each consisting of one common share and one-half series A warrant (collectively, the “2021 Series A Warrants”) to purchase one common share and 33.3 million series B units (the “Series B Units”), each consisting of one pre-funded series B warrant (the “2021 Series B Warrants”) to purchase one common share and one-half 2021 Series A Warrant to purchase one common share (collectively, the “January 2021 Units Offering”). Each Series A Unit was sold at a price of US$0.75 per unit and each Series B Unit was sold at a price of US$0.75 per unit, less US$0.0001 per unit. Gross proceeds from this offering were US$100.0 million. The 2021 Series A Warrants and 2021 Series B Warrants were exercisable immediately and had a term of five years commencing on the date of issuance. The exercise price of the 2021 Series A Warrants was US$0.80 per common share and the exercise price of the 2021 Series B Warrants was US$0.0001 per common share.

On February 2, 2021, the entire 33.3 million 2021 Series B Warrants were exercised resulting in the issuance of 33.3 million common shares.

On February 10, 2021, 3.3 million 2021 Series A Warrants were exercised at a weighted average exercise price of US$0.80 per warrant resulting in the issuance of 3.3 million common shares and gross proceeds to the Company of US$2.7 million.

On February 22, 2021, the remaining 63.3 million 2021 Series A Warrants were exercised at a weighted average exercise price of US$0.80 per warrant resulting in the issuance of 63.3 million common shares and gross proceeds to the Company of US$50.7 million. In connection with this exercise, the New Warrants were granted (refer to C below).

(b)	2021 Additional series A and B warrants

On February 4, 2021, the Company issued 60.5 million additional series A units (the “Additional Series A Units”), each consisting of one common share and one-half additional series A warrant (collectively, the “2021 Additional Series A Warrants”) to purchase one common share and 14.0 million additional series B units (the “Additional Series B Units”), each consisting of one pre-funded additional series B warrant (the “2021 Additional Series B Warrants”) to purchase one common share and one-half 2021 Additional Series A Warrant to purchase one common share, (collectively, the “February 2021 Units Offering”). Each Additional Series A Unit was sold at a price of US$1.00 per unit and each Additional Series B Unit was sold at a price of US$1.00 per unit, less US$0.0001 per unit. Gross proceeds from this offering were US$74.5 million. The 2021 Additional Series A Warrants and 2021 Additional Series B Warrants were exercisable immediately and had a term of five years commencing on the date of issuance. The exercise price of the 2021 Additional Series A Warrants was US$1.10 per common share and the exercise price of the 2021 Additional Series B Warrants was US$0.0001 per common share.

On February 4, 2021, the entire 14.0 million 2021 Additional Series B Warrants were exercised resulting in the issuance of 14.0 million common shares.

On February 10, 2021, 2.3 million 2021 Additional Series A Warrants were exercised at a weighted average exercise price of US$1.10 per warrant resulting in the issuance of 2.3 million common shares and gross proceeds to the Company of US$2.5 million.

On February 22, 2021, the remaining 35.0 million 2021 Additional Series A Warrants were exercised at a weighted average exercise price of US$1.10 per warrant resulting in the issuance of 35.0 million common shares and gross proceeds to the Company of US$38.5 million. In connection with this exercise, the New Warrants were granted (refer to C below).

(c)	new warrants

On February 22, 2021, (i) the remaining 63.3 million 2021 Series A Warrants were exercised at a weighted average exercise price of US$0.80 per warrant resulting in the issuance of 63.3 million common shares and gross proceeds to the Company of US$50.7 million and (ii) the remaining 35.0 million 2021 Additional Series A Warrants were exercised at a weighted average exercise price of US$1.10 per warrant resulting in the issuance of 35.0 million common shares and gross proceeds to the Company of US$38.5 million. In connection with this exercise, the Company issued 98.3 million new warrants to the holders of the 2021 Series A Warrants and 2021 Additional Series A Warrants (the “New Warrants”), each entitling the holder to purchase one common share at an exercise price of US$1.50, subject to customary anti-dilution adjustments. The Company has granted the holders the right to have the common shares issuable upon exercise of the New Warrants registered pursuant to a registration statement filed with the SEC. Such registration statement was filed with the SEC on March 3, 2021. The New Warrants are immediately exercisable and have a term of 42 months from March 18, 2021, which is the effective date of the registration statement. As at December 31, 2021, 98.3 million New Warrants remained outstanding.

(d)	Agent warrants

In connection with the debt restructuring transactions during the prior year, the Company issued common share purchase warrants to the placement agents to acquire up to 1.08 million common shares at an initial exercise price of US$1.00 per common share (the “Agent Warrants”).

During the year ended December 31, 2021, the entire 1.08 million Agent Warrants were exercised. 540,000 Agent Warrants were exercised at a weighted average exercise price of US$1.00 per warrant resulting in the issuance of 356,949 common shares. There were no gross proceeds to the Company as the exercise was conducted on a cashless basis. The other 540,000 Agent Warrants were exercised at a weighted average exercise price of US$1.00 per warrant resulting in the issuance of 540,000 common shares and gross proceeds to the Company of US$0.5 million.

(e)	Secured convertible note warrants

In connection with the debt restructuring transactions during the prior year, the Company issued common share purchase warrants to acquire up to 17.5 million common shares at an initial exercise price of US$1.00 per warrant and common share purchase warrants to acquire up to 17.5 million common shares at an initial exercise price of US$1.20 per warrant (the “Secured Convertible Note Warrants”). The Secured Convertible Note Warrants were issued on June 5, 2020 and expired 36 months from the date of issuance.

During the period October 22, 2020, to December 31, 2020, the entire 35.0 million Secured Convertible Note Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 35.0 million common shares and gross proceeds to the Company of $8.0 million.

(f)	Unsecured convertible notes warrants

In connection with the debt restructuring transactions during the prior year, the Company issued common share purchase warrants to acquire up to 14.5 million common shares at an initial exercise price of US$0.9338 per common share (the “Unsecured Convertible Notes Warrants”). The Unsecured Convertible Notes Warrants were issued on June 5, 2020, were immediately exercisable, and expire 42 months from the date that the underlying common shares become freely tradeable, which was July 16, 2020. In certain circumstances, the Unsecured Convertible Notes Warrants are subject to forced exercise provisions whereby the Company can force exercise should the volume weighted average price of the Company’s common shares exceed US$2.8014.

As a result of sales under the ATM Program, the exercise price of the Unsecured Convertible Notes Warrants was adjusted to US$0.1766 per common share. The foregoing exercise price may be further adjusted as the result of future sales under the ATM Program or other offerings, if any.

During the period July 16, 2020, to December 31, 2020, 14.0 million Unsecured Convertible Notes Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 14.0 million common shares and gross proceeds to the Company of $3.2 million. As at December 31, 2021, 0.5 million Unsecured Convertible Notes Warrants remained outstanding.

(g)	2020 Series A and B warrants

On August 18, 2020, in connection with the August 2020 registered offering, the Company issued 40.1 million series A warrants (“2020 Series A Warrants”) and 14.3 million series B warrants (“2020 Series B Warrants”). The 2020 Series A Warrants and 2020 Series B Warrants are exercisable immediately and have a term of five years commencing on the date of issuance. The exercise price of the 2020 Series A Warrants are US$0.75 per common share and the exercise price of the 2020 Series B Warrants are US$0.0001 per common share.

On August 19, 2020, 9.2 million 2020 Series B Warrants were converted into common shares and on August 20, 2020, the remaining 5.1 million 2020 Series B Warrants were converted into common shares.

As a result of sales under the At-the-Market (“ATM”) Program, the exercise price of the 2020 Series A Warrants was adjusted to US$0.1766 per common share. The exercise price of the 2020 Series A Warrants may be further adjusted as the result of future sales under the ATM Program or other offerings, if any.

During the period August 18, 2020, to December 31, 2020, 39.6 million 2020 Series A Warrants were exercised at a weighted average exercise price of US$0.1766 per warrant resulting in the issuance of 39.6 million common shares and gross proceeds to the Company of $9.1 million. As at December 31, 2021, 0.5 million 2020 Series A Warrants remained outstanding.

The following table summarizes outstanding derivative warrants as at December 31, 2021:

	Exercise price (USD)	Number of warrants	Weighted average contractual life
2020 Series A Warrants (1)	0.1766	500,000	3.6
Unsecured Convertible Notes Warrants (1)	0.1766	500,000	2.0
New Warrants	1.50	98,333,334	2.6
		99,333,334	2.6
(1)

The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.